Condensed Statement of Cash Flows - Cerberus Telecom Acquisition Corp [Member] - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (8,669,449)	$ (4,893,995)	$ (8,725,310)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for Class B ordinary shares		25,000
Change in fair value of warrant liability	5,347,045	3,779,050	2,673,525
Interest income from investments held in Trust Account	(6,498)	(4,294)	(13,068)
Offering costs attributable to warrants		446,271
Changes in operating assets and liabilities:
Prepaid expenses	102,348	(725,671)	201,874
Accounts payable	11,482	45,087	89,857
Due to related party	169,501	167,405	604,563
Accrued expenses	2,000,001	319,099	3,922,604
Net cash used in operating activities	(1,045,570)	(842,048)	(1,245,955)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(259,169,000)
Net cash used in investing activities		(259,169,000)
Cash Flows from Financing Activities:
Repayment of note payable to related parties		(127,686)
Proceeds received from initial public offering, gross		259,169,000
Proceeds received from private placement		8,183,380
Offering costs paid		(5,277,626)
Net cash provided by financing activities		261,947,068
Net change in cash	(1,045,570)	1,936,020	(1,245,955)
Cash – beginning of the period	1,735,635	0	1,936,020
Cash – ending of the period	690,065	1,936,020	690,065
Supplemental disclosure of non - cash investing and financing activities:
Offering costs included in accounts payable		22,145
Offering costs included in accrued expenses		405,000
Offering costs included in note payable		127,686
Initial Fair Value of Warrant Liability		7,912,000
Deferred underwriting commissions		9,070,915
Initial value of Class A ordinary shares subject to possible redemption		230,663,390
Change in value of Class A ordinary shares subject to possible redemption	$ (8,669,450)	$ 4,111,090	$ (8,725,310)